Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($)		Archer Aviation Inc Series Seed redeemable convertible preferred stock	Archer Aviation Inc Series A redeemable convertible preferred stock	Archer Aviation Inc Common Stock	Archer Aviation Inc Additional Paid-in Capital	Archer Aviation Inc Accumulated Deficit	Archer Aviation Inc	Additional Paid-in Capital	Accumulated Deficit	Total
Balance as of beginning of period at Dec. 31, 2018		$ 0	$ 0	$ 5,000	$ 0	$ (33,000)	$ (28,000)
Balance as of beginning of period, preferred stock (in shares) at Dec. 31, 2018		0	0
Balance as of beginning of period, common stock (in shares) at Dec. 31, 2018				50,000,000
Issuance of preferred stock		$ 5,339,000	$ 0	$ 0	0	0	0
Issuance of preferred stock (in shares)		16,363,635	0
Conversion of notes and accrued interest to preferred stock		$ 604,000	$ 0	0	0	0	0
Conversion of notes and accrued interest to preferred stock (in shares)		1,829,880	0
Net loss		$ 0	$ 0	0	0	(944,000)	(944,000)
Balance as of end of period at Dec. 31, 2019		$ 5,943,000	$ 0	$ 5,000	0	(977,000)	$ (972,000)
Balance as of end of period, preferred stock (in shares) at Dec. 31, 2019		18,193,515	0
Balance as of end of period, common stock (in shares) at Dec. 31, 2019				50,000,000			50,000,000
Stock-based compensation expense		$ 0	$ 0	$ 0	3,000	0	$ 3,000
Net loss		0	0	0	0	(3,987,000)	(3,987,000)
Balance as of end of period at Mar. 31, 2020		$ 5,943,000	$ 0	$ 5,000	3,000	(4,964,000)	(4,956,000)
Balance as of end of period, preferred stock (in shares) at Mar. 31, 2020		18,193,515	0
Balance as of end of period, common stock (in shares) at Mar. 31, 2020				50,000,000
Balance as of beginning of period at Dec. 31, 2019		$ 5,943,000	$ 0	$ 5,000	0	(977,000)	$ (972,000)
Balance as of beginning of period, preferred stock (in shares) at Dec. 31, 2019		18,193,515	0
Balance as of beginning of period, common stock (in shares) at Dec. 31, 2019				50,000,000			50,000,000
Net loss							$ (8,889,000)
Balance as of end of period at Jun. 30, 2020		$ 5,943,000	$ 0	$ 5,000	11,000	(9,866,000)	(9,850,000)
Balance as of end of period, preferred stock (in shares) at Jun. 30, 2020		18,193,515	0
Balance as of end of period, common stock (in shares) at Jun. 30, 2020				51,134,000
Balance as of beginning of period at Dec. 31, 2019		$ 5,943,000	$ 0	$ 5,000	0	(977,000)	$ (972,000)
Balance as of beginning of period, preferred stock (in shares) at Dec. 31, 2019		18,193,515	0
Balance as of beginning of period, common stock (in shares) at Dec. 31, 2019				50,000,000			50,000,000
Issuance of preferred stock		$ 0	$ 50,295,000	$ 0	0	0	$ 0
Issuance of preferred stock (in shares)		0	41,872,399	0
Conversion of notes and accrued interest to preferred stock		$ 0	$ 5,294,000	$ 0	0	0	0
Conversion of notes and accrued interest to preferred stock (in shares)		0	4,395,023	0
Issuance of restricted stock		$ 0	$ 0	$ 0	0	0	0
Issuance of restricted stock (in shares)		0	0	1,134,000
Exercise of stock options		$ 0	$ 0	$ 0	11,000	0	11,000
Exercise of stock options (in shares)		0	0	187,752
Stock-based compensation expense		$ 0	$ 0	$ 0	175,000	0	175,000
Net loss		0	0	0	0	(24,823,000)	(24,823,000)
Balance as of end of period at Dec. 31, 2020		$ 5,943,000	$ 55,589,000	$ 5,000	186,000	(25,800,000)	$ (25,609,000)	$ 15,848,758	$ (10,850,513)	$ 5,000,006
Balance as of end of period, preferred stock (in shares) at Dec. 31, 2020		18,193,515	46,267,422							0
Balance as of end of period, common stock (in shares) at Dec. 31, 2020				51,321,752			51,321,752
Balance as of beginning of period at Mar. 31, 2020		$ 5,943,000	$ 0	$ 5,000	3,000	(4,964,000)	$ (4,956,000)
Balance as of beginning of period, preferred stock (in shares) at Mar. 31, 2020		18,193,515	0
Balance as of beginning of period, common stock (in shares) at Mar. 31, 2020				50,000,000
Issuance of restricted stock		$ 0	$ 0	$ 0	0	0	0
Issuance of restricted stock (in shares)		0	0	1,134,000
Stock-based compensation expense		$ 0	$ 0	$ 0	8,000	0	8,000
Net loss		0	0	0	0	(4,902,000)	(4,902,000)
Balance as of end of period at Jun. 30, 2020		$ 5,943,000	$ 0	$ 5,000	11,000	(9,866,000)	(9,850,000)
Balance as of end of period, preferred stock (in shares) at Jun. 30, 2020		18,193,515	0
Balance as of end of period, common stock (in shares) at Jun. 30, 2020				51,134,000
Balance as of beginning of period at Aug. 25, 2020								0	0	$ 0
Issuance of preferred stock	[1]							23,562		25,000
Net loss									(10,850,513)	(10,850,513)
Balance as of end of period at Dec. 31, 2020		$ 5,943,000	$ 55,589,000	$ 5,000	186,000	(25,800,000)	$ (25,609,000)	15,848,758	(10,850,513)	$ 5,000,006
Balance as of end of period, preferred stock (in shares) at Dec. 31, 2020		18,193,515	46,267,422							0
Balance as of end of period, common stock (in shares) at Dec. 31, 2020				51,321,752			51,321,752
Exercise of stock options		$ 0	$ 0	$ 0	40,000	0	$ 40,000
Exercise of stock options (in shares)				667,979,000
Issuance of warrants		0	0	$ 0	78,242,000	0	78,242,000
Stock-based compensation expense		0	0	0	925,000	0	925,000
Net loss		0	0	0	0	(94,853,000)	(94,853,000)		(2,418,806)	$ (2,418,806)
Balance as of end of period at Mar. 31, 2021		$ 5,943,000	$ 55,589,000	$ 5,000	79,393,000	(120,653,000)	(41,255,000)	23,750	(48,748,289)	(48,723,289)
Balance as of end of period, preferred stock (in shares) at Mar. 31, 2021		18,193,515	46,267,422
Balance as of end of period, common stock (in shares) at Mar. 31, 2021				51,989,731
Balance as of beginning of period at Dec. 31, 2020		$ 5,943,000	$ 55,589,000	$ 5,000	186,000	(25,800,000)	$ (25,609,000)	15,848,758	(10,850,513)	$ 5,000,006
Balance as of beginning of period, preferred stock (in shares) at Dec. 31, 2020		18,193,515	46,267,422							0
Balance as of beginning of period, common stock (in shares) at Dec. 31, 2020				51,321,752			51,321,752
Net loss							$ (127,798,000)			$ 833,801
Balance as of end of period at Jun. 30, 2021		$ 5,943,000	$ 55,589,000	$ 5,000	80,408,000	(153,598,000)	$ (73,185,000)	23,750	(45,481,339)	$ (45,456,339)
Balance as of end of period, preferred stock (in shares) at Jun. 30, 2021		18,193,515	46,267,422							0
Balance as of end of period, common stock (in shares) at Jun. 30, 2021				52,229,481			52,229,481
Balance as of beginning of period at Mar. 31, 2021		$ 5,943,000	$ 55,589,000	$ 5,000	79,393,000	(120,653,000)	$ (41,255,000)	23,750	(48,748,289)	$ (48,723,289)
Balance as of beginning of period, preferred stock (in shares) at Mar. 31, 2021		18,193,515	46,267,422
Balance as of beginning of period, common stock (in shares) at Mar. 31, 2021				51,989,731
Exercise of stock options		$ 0	$ 0	$ 0	22,000	0	22,000
Exercise of stock options (in shares)				239,750,000
Stock-based compensation expense		0	0	$ 0	993,000	0	993,000
Net loss		0	0	0	0	(32,945,000)	(32,945,000)		3,252,607	3,252,607
Balance as of end of period at Jun. 30, 2021		$ 5,943,000	$ 55,589,000	$ 5,000	$ 80,408,000	$ (153,598,000)	$ (73,185,000)	$ 23,750	$ (45,481,339)	$ (45,456,339)
Balance as of end of period, preferred stock (in shares) at Jun. 30, 2021		18,193,515	46,267,422							0
Balance as of end of period, common stock (in shares) at Jun. 30, 2021				52,229,481			52,229,481

[1]	Includes up to 1,875,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited (see Note 6).